Annual Total Returns - Balanced Portfolio [BarChart] - 02.28 VIP Balanced Portfolio Investor PRO-16 - Balanced Portfolio - VIP Balanced Portfolio-Investor VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	14.99%
Annual Return 2013	19.54%
Annual Return 2014	10.18%
Annual Return 2015	0.52%
Annual Return 2016	7.18%
Annual Return 2017	16.28%
Annual Return 2018	(4.28%)
Annual Return 2019	24.38%
Annual Return 2020	22.35%
Annual Return 2021	18.17%